Retirement Benefit and Other Post-retirement Obligations - Summary of Liquidity Profile of UK Group Plan Assets (Detail) - UK Group plan [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Later than one month and not later than three months [member]
Disclosure of liquidity profile [line items]
Liquidity percentage of plan asset	2.00%	2.00%
Later than 3 months [member]
Disclosure of liquidity profile [line items]
Liquidity percentage of plan asset	48.00%	50.00%
Not later than 1 month [member]
Disclosure of liquidity profile [line items]
Liquidity percentage of plan asset	50.00%	48.00%